Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 18,339	$ 17,899
Deferred tax asset, valuation allowance	$ 18,339	$ 17,899
Net operating loss carryforward, description	The net operating loss carryforward, if not used, will begin to expire in 2029